DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		7 Months Ended	12 Months Ended
	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021
Purchase price			$ 1.50
Proceeds from sale of Units, net of underwriting discounts paid		$ 269,500,000
Proceeds from sale of Private Placement Warrants		7,500,000
Investment of cash in Trust Account		275,000,000
Threshold net tangible assets for entity to proceed with Business Combination			$ 5,000,001
Threshold period for redemption of the Public Shares			10 days
Maximum interest to pay dissolution expenses			$ 100,000
Operating bank accounts		1,305,608	846,068	$ 485,220
Marketable securities held in Trust Account		$ 276,261,596	276,943,339	276,947,475
Ordinary shares in connection therewith and current liabilities				$ 929,835
Amount on deposit in the trust account			409,908
Working capital			$ 915,185
Initial Public Offering
Number of units issued	27,500,000	27,500,000
Purchase price	$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid	$ 275,000,000
Transaction costs	15,613,880
Other offering costs	488,880
Investment of cash in Trust Account	$ 275,000,000
Over-allotment option
Number of units issued	2,500,000
Purchase price	$ 10.00
New Blade Warrants | Private Placement
Purchase price	$ 1.50
Warrants to purchase shares of common stock	5,000,000
Proceeds from sale of Private Placement Warrants	$ 7,500,000